RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Common Shares Outstanding and Percentage Control of the Company

	December 31, 2020		December 31, 2019
Common Shares Held by Directors and Officers	Number of shares	%	Number of shares	%
David McNally	4,167	0.01	4,167	0.01
Monique Delorme[1]	32,333	0.04	-	-
Perry Genova	514	0.00	-	-
Stephen Randall[2]	22,993	0.03	22,993	0.06
John Barker[3]	NA	NA	32,714	0.08
John Schellhorn[4]	NA	NA	294	-
Total	60,007	0.08	60,168	0.15
Common Shares Outstanding	83,184,843	100.00	39,907,681	100.00
1.	Monique Delorme was appointed Chief Financial Officer on October 1, 2020.
2.	Stephen Randall retired as Chief Financial Officer on September 30, 2020. He remains on the board of directors.
3.	John Barker retired as directors effective September 30, 2020.
4.	John Schellhorn retired as a director effective June 4, 2020.